--------------------------------------------------------------------------------
NEW JERSEY
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================








Dear Shareholder:


We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. for the period February 1, 2002 through July 31, 2002.

The Fund had net assets of $178,972,668 and 695 active shareholders as of July 31, 2002.

Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2002
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Put Bonds (b) (3.13%)
------------------------------------------------------------------------------------------------------------------------------------
$   125,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) (c)                                 03/03/03      1.70%   $   125,000
  5,470,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) (c)                                 03/03/03      1.70      5,470,000
-----------                                                                                           -----------
  5,595,000   Total Put Bonds                                                                           5,595,000
-----------                                                                                           -----------
Tax Exempt Commercial Paper (12.74%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000   New Jersey EDA Exempt Facilities RB (Chambers Co-Generation)
              Insured by FSA                                                    08/07/02      1.25%   $ 6,000,000   VMIG-1     A1+
  6,800,000   New Jersey EDA Exempt Facilities RB (Logan 1992 Project)
              LOC Union Bank of Switzerland                                     08/07/02      1.25      6,800,000   VMIG-1     A1+
  6,000,000   New Jersey EDFA (Princeton University) - Series 1997A             08/28/02      1.20      6,000,000     P1       A1+
  4,000,000   Salem County, NJ PCFA
              (Philadelphia Electric Company) - Series 1993
              LOC Bank One                                                      08/28/02      1.35      4,000,000   VMIG-1     A1+
-----------                                                                                           -----------
 22,800,000   Total Tax Exempt Commercial Paper                                                        22,800,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (11.57%)
------------------------------------------------------------------------------------------------------------------------------------
$   689,000   Kittatinny, NJ Regional High School (c)                           12/16/02      1.60%   $   691,295
  1,040,000   Ocean County, NJ General Improvement GO Bonds (c)                 08/01/02      2.55      1,040,000
  1,500,000   Raritan, NJ BAN                                                   02/06/03      1.70      1,506,097              A1
  3,670,000   Tinton Falls, NJ BAN (c)                                          09/27/02      2.30      3,673,221
  7,185,000   Township of Hamilton, Mercer County, NJ BAN (c)                   10/18/02      1.77      7,197,954
  2,293,000   Township of Monroe, Middlesex County, NJ BAN (c)                  09/17/02      2.10      2,294,736
  4,279,322   Village Township of South Orange, NJ BAN (c)                      01/27/03      1.57      4,298,535
-----------                                                                                           -----------
 20,656,322   Total Tax Exempt General Obligation Notes & Bonds                                        20,701,838
-----------                                                                                           -----------
Variable Rate Demand Instruments (d) (72.37%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,660,000   Camden County, NJ Improvement Authority
              (Jewish Community Center Project)
              LOC Fleet Bank                                                    12/01/10      1.35%   $ 1,660,000   VMIG-1
  4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26      1.35      4,900,000              A1
  5,800,000   Camden County, NJ Improvement Authority RB
              (Senior Redevelopment Harvest Village Project) - Series A
              LOC Chase Manhattan Bank, N.A.                                    07/01/29      1.35      5,800,000              A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$11,800,000   Hudson County, NJ Improvement Authority
              (Essential Purpose Pooled Government)
              LOC First Union National Bank                                     07/15/26      1.35%   $11,800,000              A1
  1,200,000   Massachusetts HEFA (Capital Asset Program) - Series C
              Insured by MBIA Insurance Corp.                                   07/01/10      1.50      1,200,000   VMIG-1     A1+
  4,700,000   Monmouth County, NJ Improvement Authority RB
              (Aces Pooled Government Loan Program)
              LOC Bank of New York                                              08/01/16      1.15      4,700,000   VMIG-1
  2,985,000   Morgan Stanley Floating Rate Trust
              (Mercer County Improvement Authority) - Series 402                01/01/18      1.39      2,985,000   VMIG-1
  3,200,000   New Jersey EDA
              (400 International Drive, Rockefeller Corporation) (c)
              LOC Barclays Bank PLC                                             09/01/05      1.35      3,200,000
  1,450,000   New Jersey EDA Economic Growth Bonds - Series 1994A
              LOC National Westminster Bank PLC                                 08/01/14      1.70      1,450,000              A1
  3,895,000   New Jersey EDA EDRB (Airis Newark LLC Project)
              Insured by AMBAC Indemnity Corp.                                  01/01/19      1.35      3,895,000   VMIG-1     A1
  2,130,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (c)
              LOC First Union National Bank                                     12/01/08      1.55      2,130,000
    100,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17      1.35        100,000              A1
  2,645,000   New Jersey EDA RB (Color Graphics Inc. Project) (c)
              LOC First Union National Bank                                     12/01/17      1.40      2,645,000
  2,000,000   New Jersey EDA (Encap Golf Holdings LLC) - Series A
              LOC Bayerische Landesbank                                         10/01/26      1.35      2,000,000   VMIG-1     A1+
  8,000,000   New Jersey EDA RB (Encap Gulf Holdings LLC) - Series B
              LOC Bayerische Landesbank, A.G.                                   10/01/11      1.35      8,000,000   VMIG-1     A1+
  2,710,000   New Jersey EDA RB (Filtra Corporation Project) (c)
              LOC Summit Bank                                                   08/01/15      1.60      2,710,000
  1,465,000   New Jersey EDA RB (Mclean Association LLC Project) (c)
              LOC First Union National Bank                                     08/01/14      1.55      1,465,000
  3,300,000   New Jersey EDA RB (Senior Care-Bayshore Health) - Series A
              LOC Kredietbank                                                   04/01/28      1.30      3,300,000   VMIG-1
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America                                               10/15/09      1.35      1,000,000     P1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2002
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   920,000   New Jersey EDA Refunding RB (Ninette Group, L.P. Project) (c)
              LOC First Union National Bank                                     08/01/11      1.45%   $   920,000
  2,000,000   New Jersey EDA School RB (Peddie School) - Series 1994B           02/01/19      1.35      2,000,000              A1
    750,000   New Jersey EDA School RB (Peddie School) - Series 1996            02/01/26      1.35        750,000              A1
  1,200,000   New Jersey EDA (Stolthaven Project) - Series A
              LOC Citibank, N.A.                                                01/15/18      1.30      1,200,000     P1       A1+
  2,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC Bank One                                                      12/01/09      1.35      2,500,000   VMIG-1
  4,000,000   New Jersey EDA (United Water Project) - Series 1996A
              Insured by AMBAC Indemnity Corp.                                  11/01/26      1.45      4,000,000   VMIG-1     A1+
  4,000,000   New Jersey EDRB (Center For Aging-Applewood)
              LOC Fleet Bank                                                    12/01/19      1.30      4,000,000              A1
  1,500,000   New Jersey Health Care Facilities Finance Authority RB
              (Hospital Capital Asset Financing) - Series D
              LOC Chase Manhattan Bank, N.A.                                    07/01/35      1.30      1,500,000   VMIG-1
  3,100,000   New Jersey HFFA (Hospital Capital Asset Finance)
              LOC Chase Manhattan Bank, N.A.                                    07/01/35      1.30      3,100,000   VMIG-1
  3,300,000   New Jersey RB (Rutgers State University) - Series 2002-1A         05/01/18      1.35      3,300,000   VMIG-1     A1+
  2,005,000   New Jersey Sports & Expo Authority Contract P-Floats 649R
              Insured by MBIA Insurance Corp.                                   03/01/18      1.35      2,005,000              A1+
  8,200,000   New Jersey Sports & Expo Authority Services
              Insured by MBIA Insurance Corp.                                   09/01/24      1.30      8,200,000   VMIG-1     A1+
  2,650,000   New Jersey State EDA (Campus 130 Association) (c)
              LOC Bank of New York                                              12/01/11      1.55      2,650,000
  1,791,500   New Jersey State EDA RB (Hartz & Rex Associates) (c)
              LOC Citibank, N.A.                                                01/01/12      1.63      1,791,500
  2,000,000   New Jersey State
              Educational Facilities (Princeton University) - Series B          07/01/22      1.30      2,000,000   VMIG-1     A1+
  5,000,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series A
              Insured by AMBAC Indemnity Corp.                                  07/01/29      1.40      5,000,000   VMIG-1     A1+
  3,475,000   New Jersey State
              Educational Facilities College Of New Jersey - Series D (c)       07/01/35      1.35      3,475,000
  1,100,000   New Jeresy State Municipal Securities Trust Receipts - Series CB1 02/15/11      1.40      1,100,000   VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,200,000   New Jersey State Trust Receipts - Series L11 - Reg D              05/01/03      1.35%  $  1,200,000   VMIG-1
  8,400,000   New Jersey Turnpike RB - Series 1991D
              Insured by FGIC                                                   01/01/18      1.20      8,400,000   VMIG-1     A1+
  2,000,000   Puerto Rico Commonwealth P-Floats - PA 625
              Insured by AMBAC Indemnity Corp.                                  07/01/10      1.35      2,000,000              A1+
  1,000,000   Puerto Rico Infrastructure Financing Authority
              (Eagle Trust) - Series 2001 (c)                                   10/01/34      1.39      1,000,000
  1,495,000   Puerto Rico PFC P-Floats PA 783                                   10/01/19      1.35      1,495,000              A1+
  1,000,000   Somerset, NJ Industrial Pollution Control Authority
              (Minnesota Mining Co.)                                            08/01/22      1.29      1,000,000              A1+
-----------                                                                                          ------------
129,526,500   Total Variable Rate Demand Instruments                                                  129,526,500
-----------                                                                                          ------------
              Total Investments (99.81%) (Cost $178,623,338+)                                         178,623,338
              Cash and Other Assets In Excess of Liabilities (0.19%)                                      349,330
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $178,972,668
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 105,830,672 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============
              Class B Shares,  12,420,695 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============
              JPMorgan Shares, 60,737,426 Shares Outstanding (Note 3)                                $       1.00
                                                                                                     ============

              +   Aggregate cost for federal income tax purposes is identical.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2002
(UNAUDITED)
================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN      =   Bond Anticipation Note                          HEFA     =    Health and Education Facilities Authority
     EDA      =   Economic Development Authority                  HFFA     =    Health Facility Finance Authority
     EDFA     =   Economic Development Finance Authority          IDRB     =    Industrial Development Revenue Bond
     EDRB     =   Economic Development Revenue Bond               LOC      =    Letter of Credit
     FGIC     =   Financial Guaranteed Insurance Company          PFC      =    Public Finance Corporation
     FSA      =   Financial Security Assurance                    PCFA     =    Pollution Control Finance Authority
     GO       =   General Obligation                              RB       =    Revenue Bond



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2002
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:

    Interest....................................................................             $   1,429,302
                                                                                              ------------

Expenses: (Note 2)

    Investment management fee...................................................                   288,540

    Administration fee..........................................................                   201,978

    Shareholder servicing fee (Class A shares)..................................                   111,177

    Shareholder servicing fee (JPMorgan shares).................................                    69,923

    Custodian fee...............................................................                     7,668

    Shareholder servicing and related shareholder expenses+.....................                    70,828

    Legal, compliance and filing fees...........................................                    36,748

    Audit and accounting........................................................                    44,421

    Directors' fees.............................................................                     4,639

    Other.......................................................................                     2,492
                                                                                              ------------

      Total expenses............................................................                   838,414

      Expenses paid indirectly..................................................             (       4,916)
                                                                                              ------------

      Net expenses..............................................................                   833,498
                                                                                              ------------

Net investment income...........................................................                   595,804


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................                    -0-
                                                                                              ------------

Increase in net assets from operations..........................................             $     595,804
                                                                                              ============

+ Includes class specific transfer agency expenses of $29,483, $2,815 and $18,543 for Class A, Class B and JPMorgan shares, respectively.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                           Six Months          Three Months              Year
                                                             Ended                Ended                 Ended
                                                          July 31,2002          January 31,           October 31,
                                                          (Unaudited)              2002                  2001
                                                        ---------------      ----------------      ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................  $        595,804      $        416,468      $      4,130,358
    Net realized gain (loss) on investments..........           -0-                   -0-                   -0-
                                                        ---------------      ----------------      ----------------
    Increase in net assets from operations...........           595,804               416,468             4,130,358
Dividends to shareholders from net
     investment income:
        Class A shares...............................  (        306,451)*    (        238,641)*    (      2,312,673)*
        Class B shares...............................  (         45,727)*    (         38,376)*    (        385,272)*
        JPMorgan shares..............................  (        243,626)*    (        139,451)*    (      1,432,413)*
Capital share transactions (Note 3):
        Class A shares...............................  (        234,053)     (     15,901,175)           28,108,559
        Class B shares...............................  (        500,465)     (      3,098,852)            3,600,928
        JPMorgan shares..............................  (     11,957,251)            9,441,355            11,625,939
                                                        ---------------      ----------------      ----------------
        Total increase (decrease)....................  (     12,691,769)     (      9,558,672)           43,335,426

Net assets:

    Beginning of period..............................       191,664,437           201,223,109           157,887,683
                                                        ---------------      ----------------      ----------------
    End of period....................................  $    178,972,668      $    191,664,437      $    201,223,109
                                                        ===============      ================      ================

*    Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. ("Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan shares (formerly Chase Vista shares). The Class A and JPMorgan shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects the Class A, Class B and JPMorgan shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and JPMorgan shares commenced on July 9, 1999. In the current period, the Fund changed its fiscal year end from October 31 to January 31. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager), at the annual rate of .30% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and JPMorgan shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $48,507 paid to Reich & Tang Services L.P., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $4,916.

3. Capital Stock.

At July 31, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $178,984,909. Transactions in capital stock, all at $1.00 per share, were as follows:


Class A shares                                 Six Months Ended                Three Months                 Year
--------------                                   July 31, 2002                    Ended                     Ended
                                                  (Unaudited)                January 31, 2002         October 31, 2001
                                               ----------------              ----------------         ----------------
Sold...................................            184,131,348                    84,833,182              375,283,526
Issued on reinvestment of dividends....                266,874                       276,286                2,285,044
Redeemed...............................        (   184,632,275)              (   101,010,643)         (   349,460,011)
                                                --------------                --------------           --------------
Net increase (decrease)................        (       234,053)              (    15,901,175)              28,108,559
                                                ==============                ==============           ==============

Class B shares                                 Six Months Ended                Three Months                 Year
--------------                                   July 31, 2002                    Ended                     Ended
                                                  (Unaudited)                January 31, 2002         October 31, 2001
                                               ----------------              ----------------         ----------------
Sold...................................             20,735,906                    15,414,093               55,880,699
Issued on reinvestment of dividends....                 46,451                        40,125                  374,715
Redeemed...............................        (    21,282,822)              (    18,553,070)         (    52,654,486)
                                                --------------                --------------           --------------
Net increase (decrease)................        (       500,465)              (     3,098,852)               3,600,928
                                                ==============                ==============           ==============

JPMorgan shares                                Six Months Ended                Three Months                 Year
---------------                                  July 31, 2002                    Ended                     Ended
                                                  (Unaudited)                January 31, 2002         October 31, 2001
                                               ----------------              ----------------         ----------------
Sold...................................             23,796,540                    29,560,250              168,959,320
Issued on reinvestment of dividends....                217,692                       155,506                1,472,639
Redeemed...............................        (    35,971,483)              (    20,274,401)         (   158,806,020)
                                                --------------                --------------           --------------
Net increase...........................        (    11,957,251)                    9,441,355               11,625,939
                                                ==============                ==============           ==============




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Sales of Securities.

Accumulated undistributed net realized losses at July 31, 2002 amounted to $12,241. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire in varying amounts from 2004 through 2008.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 71% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Financial Highlights.



                                                 Six Months                                            Year Ended
Class A shares                                     Ended       Three Months                            October 31,
--------------                                 July 31, 2002       Ended           -------------------------------------------------
                                                (Unaudited)  January 31, 2002        2001       2000      1999      1998      1997
                                                -----------  ----------------      --------   --------  --------  --------  --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period            $   1.00       $   1.00            $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                ----------     ----------          --------   --------  --------  --------  --------
Income from investment operations:
    Net investment income......................     0.003          0.002             0.022      0.030     0.023     0.026     0.027
Less distributions:
    Dividends from net investment
income......................................... (   0.003)     (   0.002)          ( 0.022)   ( 0.030)  ( 0.023)  ( 0.026)  ( 0.027)
                                                ----------     ----------           ------     ------    ------    ------    ------
Net asset value, end of period................. $   1.00       $   1.00            $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                ==========     ==========          ========   ========  ========  ========  ========
Total Return...................................     0.30%(a)       0.21%(a)          2.21%      3.00%     2.30%     2.65%     2.70%
Ratios/Supplemental Data
Net assets, end of period (000)................ $  105,821     $  106,056          $121,956   $93,848   $146,824  $166,234  $217,529
Ratios to average net assets:
    Expenses (b)...............................     0.88%(c)       0.87%(c)          0.88%      0.89%     0.86%     0.84%     0.86%
    Net investment income......................     0.61%(c)       0.82%(c)          2.13%      2.96%     2.27%     2.60%     2.66%
    Expenses paid indirectly...................     0.01%(c)       0.00%             0.01%      0.00%     0.00%     0.00%     0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
6. Financial Highlights. (Continued)


                                                 Six Months                                            Year Ended
Class B shares                                     Ended       Three Months                            October 31,
--------------                                 July 31, 2002      Ended            -------------------------------------------------
                                                (Unaudited)  January 31, 2002        2001       2000      1999      1998      1997
                                                -----------  ----------------      --------   --------  --------  --------  --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $   1.00       $   1.00            $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                ----------     ----------          --------   --------  --------  --------  --------
Income from investment operations:
    Net investment income......................     0.004          0.003             0.024      0.032     0.025     0.028     0.029
Less distributions:
    Dividends from net investment
income......................................... (   0.004)     (   0.003)          ( 0.024)   ( 0.032)  ( 0.025)  ( 0.028)  ( 0.029)
                                                ----------     ----------           ------     ------    ------    ------    ------
Net asset value, end of period................. $   1.00       $   1.00            $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                ==========     ==========          ========   ========  ========  ========  ========
Total Return...................................     0.40%(a)       0.26%(a)          2.44%      3.22%     2.51%     2.86%     2.91%
Ratios/Supplemental Data
Net assets, end of period (000)................ $   12,420     $   12,920          $16,019    $12,418   $6,770    $2,278    $  315
Ratios to average net assets:
    Expenses (b)...............................     0.68%(c)       0.65%(c)          0.66%      0.67%     0.67%     0.63%     0.65%
    Net investment income......................     0.81%(c)       1.05%(c)          2.41%      3.23%     2.48%     2.76%     2.88%
    Expenses paid indirectly...................     0.01%(c)       0.00%             0.01%      0.00%     0.00%     0.00%     0.00%




                                                 Six Months                            Year Ended
JPMorgan shares                                     Ended      Three Months            October 31,              July 9, 1999
---------------                                July 31, 2002      Ended            -------------------   (Commencement of Offering
                                                (Unaudited)  January 31, 2002        2001       2000         to October 31, 1999
                                                -----------  ----------------      --------   --------       -------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $   1.00       $   1.00            $ 1.00     $ 1.00             $   1.00
                                                ----------     ----------          --------   --------           -----------
Income from investment operations:
  Net investment income........................     0.003          0.002             0.022      0.030                0.007
Less distributions:
 Dividends from net investment income.......... (   0.003)     (   0.002)          ( 0.022)   ( 0.030)           (   0.007  )
                                                ----------     ----------           ------     ------             ----------
Net asset value, end of period................. $   1.00       $   1.00            $ 1.00     $ 1.00             $   1.00
                                                ==========     ==========          ========   ========           ===========
Total Return...................................     0.30%(a)       0.21%(a)          2.21%      3.00%                0.72%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................ $   60,732     $   72,688          $ 63,248   $ 51,622           $   45,109
Ratios to average net assets:
  Expenses (b).................................     0.88%(c)       0.87%(c)          0.88%      0.89%                0.86%(c)
  Net investment income........................     0.61%(c)       0.82%(c)          2.13%      2.96%                2.27%(c)
  Expenses paid indirectly.....................     0.01%(c)       0.00%             0.01%      0.00%                0.00%

(a) Not Annualized
(b) Includes expenses paid indirectly
(c) Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================



                                              Directors and Officers Information
                                                        July 31, 2002+
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
                         Position(s)    Term of Office  Principal Occupation(s) Number of Portfolios in    Other
  Name, Address*          Held with     and Length of        During Past             Fund Complex       Directorships
     and Age                Fund         Time Served           5 Years            Overseen by Director    held by
                                                                                       or Officer         Director

------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Disinterested Directors:
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Dr. W. Giles Mellon,       Director         1990        Professor of Business   Director/Trustee of          N/A
Age 71                                                  Administration in the   eleven other portfolios
                                                        Graduate School of
                                                        Management, Rutgers
                                                        University with which
                                                        he has been associated
                                                        with since 1966.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Robert Straniere, Esq.,    Director         1990        Owner, Straniere Law    Director/Trustee of        WPG Funds
Age 61                                                  Firm since 1980 and     eleven other portfolios      Group
                                                        counsel at Fisher,
                                                        Fisher & Berger since
                                                        1995.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Dr. Yung Wong,             Director         1990        Managing Director of    Director/Trustee of          N/A
Age 63                                                  Abacus Associates, an   eleven other portfolios
                                                        investment firm, since
                                                        1996.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------

+ The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.








-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

===============================================================================



                                              Directors and Officers Information (continued)
                                                                July 31, 2002+
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
                          Position(s)   Term of Office  Principal Occupation(s) Number of Portfolios in      Other
  Name, Address*           Held with    and Length of        During Past             Fund Complex        Directorships
     and Age                 Fund        Time Served           5 Years            Overseen by Director      held by
                                                                                       or Officer           Director

------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Interested Directors/Officers:
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Steven W. Duff,          President and       1994       Manager and President   Director/Trustee and/or      N/A
Age 48                     Directors**                  of Reich & Tang Asset   Officer of sixteen
                                                        Management, LLC ("RTAM, other portfolios
                                                        LLC"), a registered
                                                        investment Advisor.
                                                        Associated with RTAM,
                                                        LLC since 1994.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Richard De Sanctis,      Treasurer and       1992       Executive Vice          Officer of sixteen           N/A
Age 45                     Assistant                    President, CFO of RTAM, other portfolios
                           Secretary                    LLC. Associated with
                                                        RTAM, LLC since 1990.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Molly Flewharty,         Vice President      1990       Senior Vice President   Officer of sixteen           N/A
Age 51                                                  of RTAM, LLC.           other portfolios
                                                        Associated with RTAM,
                                                        LLC since 1977.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Rosanne Holtzer,         Secretary and       1998       Senior Vice President   Officer of sixteen           N/A
Age 38                     Assistant                    of RTAM, LLC.           other portfolios
                           Treasurer                    Associated with RTAM,
                                                        LLC since 1986.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Lesley M. Jones,         Vice President      1990       Senior Vice President   Officer of ten other         N/A
Age 53                                                  of RTAM, LLC.           portfolios
                                                        Associated with RTAM,
                                                        LLC since 1973.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Dana E. Messina,         Vice President      1990       Executive Vice          Officer of thirteen          N/A
Age 45                                                  President of RTAM, LLC. other portfolios
                                                        Associated with RTAM,
                                                        LLC since 1980.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------



+ The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.




















                               Semi-Annual Report
                                 July 31, 2002
                                   (Unaudited)






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


New Jersey Daily Municipal Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020


Manager
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020


Custodian
   The Bank of New York
   100 Church Street, 10th Floor
   New York, NY 10286

Transfer Agent & Dividend
   Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020









  NJ7/02A

--------------------------------------------------------------------------------